Financial Risk (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Allowance for loans losses	$ 99,307	$ 100,785
Loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,778,424
Financial assets at end of period	5,892,997	5,778,424
Loans | Cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,778,424
Financial assets at end of period	5,892,997	5,778,424
Debentures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	8,800
Financial assets at end of period		8,800
Book value		35,000
Allowance for loans losses		26,200
Financial instruments credit-impaired [member] | Loans | Cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	49,439	27,996
Classified as credit-impaired during the year		7,975
Change in expected credit losses allowance	7,664	54,342
Release for asset sale	(500)
Recoveries of amounts previously written off	52	1
Interest income	323	811
Write-offs	(2,405)	(41,686)
Financial assets at end of period	$ 54,573	$ 49,439